Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of reconciliation of the beginning and ending balances for convertible loans
June 30, 2022
(Unaudited)
Opening balance	$1,645,000
New convertible loans issued	3,000,000
Accrued interest	110,669
Loss on change in fair value of convertible loan	204,331
Conversion of convertible loans	(1,681,000)
Total	$3,279,000

Schedule of currency exchange rates that were used in creating the consolidated financial statements
	June 30, 2022	December 31, 2021	June 30, 2021

Period-end spot rate	US$1=RMB 6.6981	US$1=RMB 6.3726	US$1=RMB 6.4566

Average rate	US$1=RMB 6.4791	US$1=RMB 6.4508	US$1=RMB 6.4702